Vessels, Net	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2010	418,443	(44,519)	373,924
Transfer from Advances for vessel acquisitions	186,924	—	186,924
Depreciation expense	—	(19,604)	(19,604)
Balance, December 31, 2010	$605,367	$(64,123)	$541,244
Transfer from Advances for vessel acquisitions	137,749	—	137,749
Depreciation expense	—	(23,637)	(23,637)
Balance, December 31, 2011	$743,116	$(87,760)	$655,356

Transfer from Advances for vessel acquisitions represents advances paid in respect of the acquisition of vessels, which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

•        During the year ended December 31, 2010: Kanaris, Panayiota K and Venus Heritage.

  During the year ended December 31, 2011: Venus History and Pelopidas.

Depreciation charges for the year ended December 31, 2010 include an amount of $69, which relates to the depreciation of minor movable equipment on board the vessels, which were capitalized up to December 31, 2007, and which are depreciated on a straight-line basis over five years. No depreciation charges for such equipment were incurred during the year ended December 31, 2011. Acquisitions of minor movable equipment on board the vessels subsequent to December 31, 2007 are expensed in the year incurred, due to the immaterial amounts involved.

As of December 31, 2011, vessels with a carrying value of $575,167 have been provided as collateral to secure the Company's bank loans as discussed in Note 7 and Note 10.